Share-based Payments - Summary of Movements for Equity and Cash-Settled DSBS Scheme (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DSBS, Equity-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at start of year	3,748	3,248
Number of options granted	1,829	2,097
Number of options, Exercised during the period	(1,368)	(1,500)
Number of options, Forfeited during the period	(68)	(97)
Number of options, Outstanding at end of year	4,141	3,748
Number of options, Exercisable at end of year	91	90
DSBS, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at start of year	282	281
Number of options granted	109	202
Number of options, Exercised during the period	(175)	(184)
Number of options, Forfeited during the period	(16)	(17)
Number of options, Outstanding at end of year	200	282
Number of options, Exercisable at end of year	4	6